Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	$ 1,409	¥ 9,855	¥ 40,085	¥ 78,181
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,892	13,229	8,515	4,308
Amortization of right-of-use assets	47	332	332	700
Provision/(Reversal) for credit losses	254	1,775	(3,587)	11,713
Gain on disposal of subsidiaries			(971)
Fair vale gains on short-term investments		(1)	(23)
Changes in operating assets and liabilities:
Accounts receivable	4,083	28,553	(28,563)	63,697
Advance to suppliers	1,052	7,357	809	(125,425)
Prepaid expenses and other current assets	(151)	(1,056)	(346)	(13)
Deferred tax assets, net	353	2,470	(10,167)	(7,880)
Accounts payable	(1,612)	(11,270)	12,093	(51,767)
Contract liabilities	(1,879)	(13,142)	2,355	(11,154)
Income tax payables	(2)	(16)		(6)
Amounts due to related parties			603	940
Operating lease liabilities	(63)	(438)	(352)	(742)
Accrued expenses and other current liabilities	(313)	(2,187)	(597)	1,040
Net cash provided by/ (used in) operating activities	5,070	35,461	20,186	(36,408)
Cash flows from investing activities:
Purchases of software and equipment	(11,903)	(83,236)	(44,653)	(12,101)
Maturities of short-term investments				4
Purchases of development expenditures	(329)	(2,301)	(32,515)
Purchases of short-term investments	(287)	(2,008)	(2,780)
Deposit for investment in joint venture	(2,820)	(19,721)
Net cash (used in)/ provided by investing activities	(15,339)	(107,266)	(79,948)	(12,097)
Cash flows from financing activities:
Proceeds from short-term borrowings	15,038	105,161	90,299	63,256
Repayments of short-term borrowings	(11,121)	(77,770)	(62,210)	(29,796)
Payments of offering costs related to initial public offering ("IPO")	(187)	(1,307)	(2,705)	(4,038)
Payments of offering costs related to followed-on offering			(2,302)
Payment for purchase of treasury stock			(856)
Advances from a related party	264	1,848
Sale of public shares through public offering	6,241	43,644	38,520
Net cash provided by financing activities	10,235	71,576	60,746	29,422
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(159)	(1,127)	454	(8)
Net (decrease)/increase in cash, cash equivalents and restricted cash:	(193)	(1,356)	1,438	(19,091)
Cash, cash equivalents and restricted cash at the beginning of year	4,527	31,661	30,223	49,314
Cash, cash equivalents and restricted cash at the end of year	4,334	30,305	31,661	30,223
Supplemental disclosure of cash flow information:
Income tax paid	27	192	169	6
Interest paid	384	2,683	1,817	919
Supplemental disclosure of non-cash flow information:
Obtaining right-of-use assets in exchange for operating lease liabilities and prepaid expenses			¥ 907